Accrued expenses and other payables	6 Months Ended
Jun. 30, 2022
Accrued expenses and other payables
Accrued expenses and other payables

14.    Accrued expenses and other payables

		As of
		December	As of June
		31,	30,
		2021	2022
		RMB	RMB
Accrual for salary and bonus		18,184	7,789
Other taxes and surcharge payable		31,000	24,041
Amounts due to franchisees	(1)	2,252	218
Professional service fee		4,158	2,034
Amounts due to third parties under collaborative agreements	(2)	48,133	49,945
Accrued expenses		24,670	10,281
Receipt in advance		37,037	12,998
Others		72,764	62,788
Accrued expenses and other payables		238,198	170,094

(1)	The Group entered into franchise agreements with certain real estate agency companies which are granted with the right to use the Group’s brands, access of listings in the Group’s platform and other resources. These amounts as of December 31, 2021 and June 30, 2022 represent the commission received on behalf of the real estate agency companies and guarantee deposits.
(2)	The amount represents funds provided by third parties under Collaborative Agreements (see note 1) for the parking space sales projects.